Income Taxes (Details) - Schedule of statutory income tax rates - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Statutory Income Tax Rates Abstract
Income (loss) before income tax expenses	$ (6,319,471)	$ (1,391,481)	$ 1,409,108
BVI statutory income tax rate
Income tax calculated at statutory rate
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	16,459	13,889	397,553
Utilization of loss carryforward
Change in deferred income tax assets due to the U.S. reform
Change in deferred income tax assets due to use of loss carryforward	(99,814)	(321,057)
Income tax expense/Effective tax rate	$ (83,355)	$ (307,168)	$ 397,553